Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

As at December 31, 2023 and 2022, this account consists of receivables from:

	2023	2022
	(in million pesos)
Retail subscribers (Note 27)	19,894	17,216
Corporate subscribers (Note 27)	15,934	15,151
Foreign administrations (Note 27)	1,250	1,058
Domestic carriers (Note 27)	188	296
Dealers, agents and others (Note 27)	6,035	6,195
	43,301	39,916
Less: Allowance for expected credit losses	17,215	13,661
	26,086	26,255

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Financial assets at fair value through profit or loss	578	432
Derivative financial assets – net of current portion	96	81
Short-term investments	269	254
Total	943	767

Summary of Changes in the Allowance for Expected Credit Losses

The following table explains the changes in the allowance for expected credit losses as at December 31, 2023 and 2022:

	Retail Subscribers		Corporate Subscribers		Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3
	Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Total
	(in million pesos)
December 31, 2023
Balances at beginning of the year	1,866	5,023	1,717	3,382	1	133	—	1	652	886	4,236	9,425	13,661
Provisions and other adjustments from continuing operations (Notes 3 and 5)	(394)	3,716	335	451	—	(4)	—	—	10	5	(49)	4,168	4,119
Provisions and other adjustments from discontinued operations (Notes 2 and 3)	—	—	4	—	—	—	—	—	—	—	4	—	4
Translation adjustments	—	—	(3)	(1)	—	—	—	—	—	—	(3)	(1)	(4)
Write-offs	—	(506)	—	—	—	—	—	—	—	—	—	(506)	(506)
Reclassifications and reversals	(24)	17	73	(12)	7	(13)	—	—	(54)	(53)	2	(61)	(59)
Balances at end of the year	1,448	8,250	2,126	3,820	8	116	—	1	608	838	4,190	13,025	17,215

December 31, 2022
Balances at beginning of the year	1,573	6,466	1,378	3,330	—	121	—	14	87	866	3,038	10,797	13,835
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	782	3,420	397	489	1	33	—	(13)	3	14	1,183	3,943	5,126
Provisions and other adjustments from discontinued operations (Notes 2, 3 and 5)	—	—	30	—	—	—	—	—	—	—	30	—	30
Reclassifications and reversals	(489)	578	(129)	(27)	—	—	—	—	562	6	(56)	557	501
Translation adjustments	—	—	41	24	—	—	—	—	—	—	41	24	65
Write-offs	—	(5,441)	—	(434)	—	(21)	—	—	—	—	—	(5,896)	(5,896)
Balances at end of the year	1,866	5,023	1,717	3,382	1	133	—	1	652	886	4,236	9,425	13,661